Note 3 - Significant Accounting Policies - Recasted Financial Statements (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CAD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CAD ($) $ / shares	Dec. 31, 2016 CAD ($)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 CAD ($)	Dec. 31, 2014 USD ($)
Current assets:
Cash and cash equivalents	$ 10,631	$ 7,940		$ 8,311		$ 10,662	$ 8,311	$ 11,503	$ 12,383
Investments	798						5,957	8,245
Prepaid expenses and other assets	396	493				663	771	1,067
Total current assets	11,825	8,433				11,325	15,039	20,815
Non-current assets:
Equipment and intangibles		213				285	314	434
Total non-current assets	142	213				285	314	434
Total assets	11,967	8,646				11,610	15,353	21,249
Current liabilities:
Accounts payable and accrued liabilities	1,765	1,318				1,770	1,702	2,356
Total current liabilities	1,765	1,318				1,770	1,702	2,356
Shareholders’ equity:
Common shares	231,923	218,034				230,976	212,308	223,425
Stock options	6,456	7,306				8,133	5,740	6,256
Contributed surplus	22,909	21,413				22,267	21,188	22,037
Warrants							85	84
Accumulated other comprehensive loss	(4,298)	(4,298)					(4,783)
Deficit	(246,788)	(235,127)				(251,536)	(220,887)	(232,909)
Total shareholders’ equity	10,202	7,328		13,651		9,840	13,651	18,893	$ 25,233
Total liabilities and shareholders’ equity	11,967	8,646				$ 11,610	$ 15,353	$ 21,249
Revenue
Expenses:
Research and development	6,274	7,834	10,322	4,865	6,254
General and administrative	5,552	6,439	8,344	7,992	9,845
	11,826	14,273	18,666	12,857	16,099
Finance expense		46	66	34	43
Finance income	(165)	(79)	(105)	(1,180)	(1,516)
Net finance (income) expense	(165)	(33)	(39)	(1,146)	(1,473)
Net loss for the year	(11,661)	(14,240)	(18,627)	(11,711)	(14,626)
Foreign currency translation gain (loss)		485		(3,519)
Comprehensive loss for the year	$ (11,661)	$ (13,755)	$ (18,627)	$ (15,230)	$ (14,626)
Basic and diluted loss per common share (in CAD per share) | (per share)	$ (0.52)	$ (1.12)	$ (1.46)	$ (0.98)	$ (1.23)